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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               ----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:  028-05991
                       -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Margaret St. Clair        Wellesley, Massachusetts    April 6, 2005
-----------------------------    ------------------------    -------------
      [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number        Name

       28-05989                    Amelia Peabody Foundation
       ---------------             ------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 19
                                        --------------------

Form 13F Information Table Value Total: $632 (in thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.        Form 13F File Number        Name

    1.         28-05993                    Philip B. Waring
    ------     -----------------           ---------------------------------

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

                                                     FORM 13F INFORMATION TABLE
                                                     QUARTER ENDED JUNE 30, 2004
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                                                         MARGARET N. ST.CLAIR
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         COLUMN 1           COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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  NAME OF ISSUER         TITLE OF CLASS        CUSIP       VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                         (X $1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE SHARED OTHER
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
Aberdeen Asia
Pacific Income Fund   Exchange Traded Fund   003009107     $  2          300             Shared-Other      1      300
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Aberdeen Global
Income Fund           Exchange Traded Fund   003013109     $  6          500             Shared-Other      1      500
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Ishares Tr MSCI
Emerging Markets      Exchange Traded Fund   464287234     $ 11           65             Shared-Other      1       65
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Ishares Tr
S&P Global
Telecommunications
Sector                Exchange Traded Fund   464287275     $ 36          800             Shared-Other      1      800
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Ishares Tr S&P
Global Financial
Sector                Exchange Traded Fund   464287333     $ 48          800             Shared-Other      1      800
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Ishares Tr Goldman
Sachs Nat Res Index   Exchange Traded Fund   464287374     $ 29          250             Shared-Other      1      250
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Ishares Tr S&P
500/BARRA Value       Exchange Traded Fund   464287408     $ 40          700             Shared-Other      1      700
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Ishares Trust         Exchange Traded Fund   464287598     $ 46        1,000             Shared-Other      1    1,000
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Ishares Tr
Russell 1000
Value Index Fund      Exchange Traded Fund   464287598     $ 60        1,000             Shared-Other      1    1,000
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Ishares Tr
Russell 1000
Growth Index Fund     Exchange Traded Fund   464287614     $ 67        1,400             Shared-Other      1    1,400
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Ishares TR Dow
Jones US Indl
Sector Index          Exchange Traded Fund   464287754     $ 89        1,700             Shared-Other      1    1,700
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Ishares Tr
Russell 2000
Value Index Fund      Exchange Traded Fund   464287630     $ 26          150             Shared-Other      1      150
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Ishares Tr Dow
Jones US Healthcare   Exchange Traded Fund   464287762     $ 53          900             Shared-Other      1      900
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Ishares TR Dow
Jones US Energy
Sector Index Fd       Exchange Traded Fund   464287796     $ 34          600             Shared-Other      1      600
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Ishares TR Dow
Jones US Basic
Materials             Exchange Traded Fund   464287838     $ 23          500             Shared-Other      1      500
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Morgan Stanley
Asia Pacific Fund     Exchange Traded Fund   61744U106     $ 28        2,500             Shared-Other      1    2,500
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Nasdaq 100 Tr Unit    Exchange Traded Fund   631100104     $ 19          500             Shared-Other      1      500
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Templeton Dragon
Fund                  Exchange Traded Fund   88018T101     $  9          600             Shared-Other      1      600
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Templeton Russia
Fund                  Exchange Traded Fund   88022F105     $  6          160             Shared-Other      1      160
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     TOTAL                                                 $632
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